REPORTABLE SEGMENTS (FY)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
REPORTABLE SEGMENTS
NOTE 4. REPORTABLE SEGMENTS

The Company’s operating segments are determined based on the financial information reviewed by its chief operating decision maker (“CODM”), and the basis upon which management makes resource allocation decisions and assesses the performance of the Company’s segments. The Company evaluates the operating performance of its segments based on financial measures such as net revenue, cost of revenue, and gross profit. Given the nature of the digital marketing solutions business, the amount of assets does not provide meaningful insight into the operating performance of the Company. As a result, the amount of the Company’s assets is not subject to segment allocation and total assets were not included within the disclosure of the Company’s segment financial information.

The following tables are a reconciliation of the operations of our segments to income from operations (in thousands):

	Year ended December 31, 2020
	Brand Direct	Marketplace	Other	Corporate and Other	Total
Net revenue	$197,550	$155,999	$9,357	$(30,051)	$332,856
Cost of revenue	151,526	109,921	3,335	(30,051)	234,731
Gross profit	$46,024	$46,078	$6,022	$—	98,125
Salaries and related costs					33,386
General and administrative expenses					29,620
Acquisition costs					4,814
Depreciation and amortization					17,954
Income from operations					$12,351

	Year ended December 31, 2019
	Brand Direct	Marketplace	Other	Corporate and Other	Total
Net revenue	$174,738	$73,398	$5,597	$(15,437)	$238,296
Cost of revenue	130,429	46,613	113	(15,580)	161,575
Gross profit	$44,309	$26,785	$5,484	$143	76,721
Salaries and related costs					27,978
General and administrative expenses					19,927
Acquisition costs					19,234
Depreciation and amortization					9,745
Loss from operations					$(163)